ACCRUED EXPENSES AND DEFERRED INCOME (Tables)	12 Months Ended
Apr. 30, 2018
Accruals and deferred income [abstract]
Schedule of accrued expenses and other liabilities
TSEK	APR 30, 2018	APR 30, 2017
Accrued personnel costs	6,999	10,471
Accrued costs for clinical trials	5,057	7,747
Accrued interest expenses	6,579	4,431
Other accrued expenses	4,384	2,683
Deferred income	-	962
Total	23,019	26,294